Income Taxes	6 Months Ended
Apr. 30, 2024
Income Taxes [Abstract]
Income Taxes
NOTE 17: INCOME TAXES
International Tax Reform – Pillar Two Global Minimum Tax
The OECD published Pillar Two model rules as part of its

efforts toward international tax reform. The

Pillar Two model rules provide for the implementation of a
15% global minimum tax for large multinational

enterprises, which is to be applied on a

jurisdiction-by-jurisdiction basis. Pillar

Two legislation has been enacted or
substantively enacted in certain jurisdictions

in which the Bank operates. On May 2, 2024,

the Government of Canada introduced Bill

C-69, which includes the
Global Minimum Tax Act

addressing the Pillar Two model rules. The rules will

be effective for the Bank in Canada and other jurisdictions

for the fiscal year
beginning on November 1, 2024. The Bank

is assessing its potential exposure

to Pillar Two income taxes.
Other Tax Matters
The Canada Revenue Agency (CRA), Revenu

Québec Agency (RQA) and Alberta

Tax and Revenue Administration (ATRA) are denying certain dividend and interest deductions claimed by the Bank.

During the quarter, the RQA reassessed the Bank for $
1

million of additional tax and interest in respect

of its 2018
taxation year. As at April 30, 2024, the CRA has reassessed

the Bank for $
1,661

million for the years 2011 to 2018, the RQA has reassessed the

Bank for
$ 52

million for the years 2011 to 2018, and the ATRA has reassessed the Bank for $
71

million for the years 2011 to 2018. In total, the Bank has been reassessed for $ 1,784

million of income tax and interest. The Bank

expects to continue to be reassessed for open

years. The Bank is of the view that its tax filing

positions
were appropriate and filed a Notice of Appeal

with the Tax Court of Canada on March 21, 2023.